Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Share-based Compensation [Abstract]
Schedule of Share-based Compensation, Activity
The following tables detail the restricted shares activity within the Equity Plan, Director Stock Plan and ARCT III RSP during the years ended December 31, 2013, 2012 and 2011:

Restricted Share Awards	Equity Plan		ARCT III RSP & Director Stock Plan
	Number of Restricted Common Shares	Weighted-Average Issue Price	Number of Restricted Common Shares	Weighted-Average Issue Price
Awarded, January 1, 2011	—	$—	—	$—
Granted	167,400	12.50	14,700	11.50
Awarded December 31, 2011	167,400	12.50	14,700	11.50
Granted	93,683	10.65	23,250	10.45
Forfeited	(1,174)	10.65	(7,650)	11.54
Awarded December 31, 2012	259,909	11.84	30,300	10.68
Granted	932,527	13.82	18,000	14.58
Forfeited	(1,085)	12.85	—	—
Awarded December 31, 2013	1,191,351	$13.39	48,300	$12.13

Unvested Restricted Shares	Equity Plan		ARCT III RSP & Director Stock Plan
	Number of Restricted Common Shares	Weighted-Average Issue Price	Number of Restricted Common Shares	Weighted-Average Issue Price
Unvested, January 1, 2011	—	$—	—	$—
Granted	167,400	12.50	14,700	11.50
Vested	(13,950)	12.50	—	—
Unvested, December 31, 2011	153,450	12.50	14,700	11.50
Granted	93,683	10.65	23,250	10.45
Vested	(59,556)	12.42	(2,370)	11.88
Forfeited	(1,174)	10.65	(7,650)	11.54
Unvested, December 31, 2012	186,403	11.62	27,930	10.58
Granted	932,527	13.82	18,000	14.58
Vested	(186,403)	11.62	(30,930)	11.03
Forfeited	(1,085)	12.85	—	—
Unvested, December 31, 2013	931,442	$13.82	15,000	$14.45

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Performance-Based Units, Performance Schedule
New Multi-Year Outperformance Plan
On October 21, 2013, the Company approved a multi-year outperformance plan (the "New OPP"), to be effective as of the Company's transition to self-management, which occurred on January 8, 2014. Under the New OPP, individual agreements will be entered into between the Company and the participants selected by the Company's board of directors (the "Participants") that set forth the Participant's participation percentage in the New OPP and the number of LTIP Units subject to the award ("OPP Agreements"). Under the OPP Agreements, the Participants will be eligible to earn performance-based bonus awards equal to the Participant's participation percentage of a pool that will be funded up to a maximum award opportunity (the "New OPP Cap") of $222.1 million, which is equal to approximately 5% of the Company's equity market capitalization ("the Initial Market Cap"). Subject to the New OPP Cap, the pool will equal an amount to be determined based on the Company's achievement of total return to stockholders, including both share price appreciation and common stock distributions ("Total Return"), for a three-year performance period (the "Performance Period"); each 12-month period during the Performance Period (each an "Annual Period") and the initial 24-month period of the Performance Period (the "Interim Period"), as follows:

		Performance Period	Annual Period	Interim Period
Absolute Component: 4% of any excess Total Return attained above an absolute hurdle measured from the beginning of such period:		21%	7%	14%
Relative Component: 4% of any excess Total Return attained above the median Total Return for the performance period of the Peer Group(1), subject to a ratable sliding scale factor as follows based on achievement of cumulative Total Return measured from the beginning of such period:

•	100% will be earned if cumulative Total Return achieved is at least:	18%	6%	12%
•	50% will be earned if a cumulative Total Return achieved is:	—%	—%	—%
•	0% will be earned if cumulative Total Return achieved is less than:	—%	—%	—%
•	a percentage from 50% to 100% calculated by linear interpolation will be earned if cumulative Total Return achieved is if between:	0% - 18%	0% - 6%	0%- 12%
(1) The "Peer Group" is comprised of the following companies: EPR Properties; Getty Realty Corporation; Lexington Realty Trust; National Retail Properties, Inc.; Realty Income Corporation; and Spirit Realty Capital, Inc.